Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term debt
24 Long-term debt
end of	2023	2022
Long-term debt (CHF million)
Senior	86,328	89,187
Subordinated	40,664	59,378
Non-recourse liabilities from consolidated VIEs	1,492	2,096
Long-term debt	128,484	150,661
of which reported at fair value	32,874	57,919
of which structured notes	26,336	38,925
end of	2023	2022
Structured notes by product (CHF million)
Equity	11,064	21,437
Fixed income	12,596	14,407
Credit	2,518	2,815
Other	158	266
Total structured notes	26,336	38,925
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Bank’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Bank’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2024			2025			2026			2027				2028				Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			6,486			7,744			6,444			2,169				4,676				12,448	39,967
Variable rate			10,671			17,829			4,262			2,917				1,780				8,902	46,361
Interest rates (range in %) [1]	0.0	–	7.0	0.0	–	8.0	0.0	–	7.9	0.0	–	5.0		0.0	–	7.9		0.0	–	7.1	–
Subordinated debt
Fixed rate			1,658			5,833			2,932			3,808				109				4,362	18,702
Variable rate			3,835			3,021			49			1,422				4,439				9,196	21,962
Interest rates (range in %) [1]	0.4	–	6.6	0.0	–	6.4	0.9	–	5.9	0.7	–	6.4		1.1	–	7.8		0.7	–	9.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			206			0			0				0				0	206
Variable rate			602			101			0			19	[2]			3	[2]			561	1,286
Interest rates (range in %) [1]	0.0	–	7.7	0.0	–	1.9			–			–				–		0.0	–	6.3	–
Total long-term debt			23,252			34,734			13,687			10,335				11,007				35,469	128,484
of which structured notes			6,401			4,599			2,775			2,639				1,201				8,721	26,336
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.8 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modeling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Bank maintains a shelf registration statement with the SEC, which allows the Bank to issue, from time to time, senior and subordinated debt securities and warrants.